MANNING & NAPIER FUND, INC.

(the “Fund”)

Overseas Series – Class I, S, W and Z

Real Estate Series – Class I, S, W and Z

Equity Series – Class S and W

(the “Series”)

Supplement dated September 10, 2019 to:

∎	the Summary Prospectuses dated March 1, 2019 for the Series (the “Summary Prospectuses”); and

∎	the Prospectuses dated March 1, 2019 for the Series (the “Prospectuses”)

This supplement provides new and additional information beyond that contained in the Summary Prospectuses and the Prospectuses, and should be read in conjunction with the Summary Prospectuses and the Prospectuses.

Effective October 1, 2019 (the “Effective Date”), the portfolio management teams of the Series will change as follows:

1.

Jeffrey W. Donlon, CFA® will no longer serve as a member of the Overseas Series’ portfolio management team, and Christian A. Andreach and Jay M. Welles will become members of the Overseas Series’ portfolio management team.

2.	Michael J. Magiera, CFA® will no longer serve as a member of the Real Estate Series’ portfolio management team.

3.	Marc Tommasi will become a member of the Equity Series’ portfolio management team.

Accordingly, as of the Effective Date, the Summary Prospectuses and the Prospectuses are hereby supplemented and revised as follows:

1.

The disclosure relating to Mr. Donlon in the “Portfolio Managers” section of the Overseas Series Summary Prospectus, and the corresponding section of the Overseas Series Prospectus, is hereby deleted and replaced by the following:

Christian A. Andreach, CFA®

Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group, Head of U.S. Equity Core Team, has managed the Series since 2019.

Jay M. Welles, CFA®

Senior Analyst/Managing Director of Technology Group, has managed the Series since 2019.

2.	The disclosure relating to Mr. Donlon in the “Portfolio Managers” sub-section in the “Management” section of the Overseas Series Prospectus is hereby deleted and replaced by the following:

Christian A. Andreach, CFA®, Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group, Head of U.S. Equity Core Team

Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director since 2002. Co-Head of Global Equities since 2010. Head of U.S. Equity Core Team since 2015. Member of Senior Research Group and Global Core Team since 2002. Member of the Series’ Portfolio Management Team since 2019.

Jay M. Welles, CFA®, Senior Analyst/Managing Director of Technology Group

Joined the Advisor in 2000. Senior Analyst since 2004. Managing Director since 2015. Member of the Series’ Portfolio Management Team since 2019.

3.	All references to Mr. Magiera in the “Portfolio Managers” section of the Real Estate Series Summary Prospectus, and the corresponding section of the Real Estate Series Prospectus, are hereby deleted.

4.	The disclosure relating to Mr. Magiera in the “Portfolio Managers” sub-section in the “Management” section of the Real Estate Series Prospectus is hereby deleted and replaced by the following:

Michael J. Magiera, CFA®, Senior Analyst/Managing Director of Equity Income Group

Joined the Advisor in 1988. Senior Analyst since 1999. Managing Director since 1992. Member of the following Portfolio Management Team: Equity Income Series (since 2013).

5.	The following information is hereby added to the “Portfolio Managers” section of the Equity Series Summary Prospectus, and the corresponding section of the Equity Series Prospectus:

Marc Tommasi

Co-Head of Global Equities, Senior Analyst/Chief Investment Strategist, Head of Non-U.S. Equity Core Team, has managed the Series since 2019.

6.	The following information is hereby added to the “Portfolio Managers” sub-section in the “Management” section of the Equity Series Prospectus:

Marc Tommasi, Co-Head of Global Equities, Senior Analyst/Chief Investment Strategist, Head of Non-U.S. Equity Core Team

Joined the Advisor in 1986. Senior Analyst since 1988. Co-Head of Global Equities since 2015. Chief Investment Strategist since 2016. Head of Non-U.S. Equity Core Team since 2015. Previous positions held in the last five years: Co-Chief Investment Strategist, 2015 – 2016; Managing Director, 1992 – 2015; Head of Global Investment Strategy, 2010 – 2015. Member of the Series’ Portfolio Management Team since 2019.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MN Pros Supp 9.10.19